THE JAPAN FUND, INC.

                        SUPPLEMENT DATED OCTOBER 1, 2007
                     TO THE SUPPLEMENT DATED MAY 4, 2007 AND
                        PROSPECTUS DATED JANUARY 29, 2007

This Supplement modifies the Supplement dated May 4, 2007 and the Prospectus dated January 29, 2007. Please keep this Supplement and read it together with the Supplement dated May 4, 2007 and the Prospectus dated January 29, 2007.

EFFECTIVE OCTOBER 1, 2007, THE FOLLOWING FOOTNOTE IS ADDED TO THE
DISTRIBUTION/SERVICE (12B-1 FEES) ROW IN THE ANNUAL OPERATING EXPENSES TABLE UNDER THE SECTION ENTITLED "HOW MUCH INVESTORS PAY" ON PAGE 8 OF THE PROSPECTUS:

The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to use up to 0.25% of the Fund's average daily net assets to pay distribution and other fees in connection with the sale of its shares. However, such fees are limited to payments at an annual rate equal to 0.15% of the average daily net assets of the Fund. See "Distribution and Service Fees."

EFFECTIVE OCTOBER 1, 2007, THE SECTION ENTITLED "WHO MANAGES AND OVERSEES THE FUND-THE ADMINISTRATOR" ON PAGE 12 OF THE PROSPECTUS IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

State Street Bank and Trust Company ("State Street") acts as the administrator for the Fund pursuant to an Administration Agreement that was approved by the Fund's Board of Directors on April 26, 2007 and becomes effective on October 1, 2007 as modified by the Fund and State Street. The address of State Street, unless otherwise indicated, is 2 Avenue de Lafayette, LCC0695, P.O. Box 5049, Boston, MA 02111.

EFFECTIVE OCTOBER 1, 2007, THE SECOND SENTENCE OF THE SECTION ENTITLED "WHO MANAGES AND OVERSEES THE FUND-THE CHIEF EXECUTIVE OFFICER" ON PAGE 12 OF THE PROSPECTUS IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

The address of the Chief Executive Officer is 2 Avenue de Lafayette, LCC0695, P.O. Box 5049, Boston, MA 02111.

THE FOLLOWING SECTION IS HEREBY ADDED ON PAGE 12 OF THE PROSPECTUS:

Distribution and Service Fees

The Fund has a Distribution and Service Plan that permits the Fund to pay distribution and other fees for the sale of its shares. Payments made under the Plan are made pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund may pay up to 0.25% of the average daily net assets of the Fund to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services.

However, under the Fund's Distribution Agreement, the distribution and service fees are limited to payments at an annual rate equal to 0.15% of the average daily net assets of the Fund. Because the fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of an investment in the Fund, and may cost you more than paying other types of sales charges.

In addition, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, for sub-administration, sub-transfer agency and other services associated with shareholders whose funds are held of record in omnibus accounts, other group accounts or accounts traded through registered clearing agents. These fees are paid by the Fund in light of the fact that other costs are avoided by the Fund where the intermediary, not the Fund's service providers, provides shareholder services to Fund shareholders. These payments are made in addition to fees paid from the Fund's Distribution and Service Plan under Rule 12b-1 of the Investment Company Act.

EFFECTIVE OCTOBER 8, 2007, THE FIRST AND SECOND PARAGRAPHS UNDER THE SECTION ENTITLED "HOW TO INVEST IN THE FUND-HOW TO BUY SHARES-INITIAL INVESTMENTS BY WIRE," ON PAGE 14 OF THE PROSPECTUS ARE HEREBY DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING:

You may purchase shares of the Fund by wiring immediately available federal funds (subject to a minimum initial investment of $2,500 for regular accounts and $1,000 for IRAs) to State Street Bank and Trust Company from your bank (see instructions below). Your bank may charge a fee for doing so.

If money is to be wired, you must call Boston Financial Data Services, Inc. (the "Transfer Agent") at 1-800-53-JAPAN (1-800-535-2726), option 3, to set up your account and obtain an account number. You should be prepared at that time to provide the information on the Account Application. Then you should provide your bank with the following information for purposes of wiring your investment:

State Street Bank and Trust Company
Boston, MA
ABA #011000028
For Credit To:
Account #99057242
The Japan Fund, Inc.
(Shareholder Name)
(Shareholder Account #)

EFFECTIVE OCTOBER 8, 2007, THE ADDRESSES FOR MAILING CHECKS FOR PURPOSES OF OPENING AN ACCOUNT WITH THE FUND UNDER THE SECTION ENTITLED "HOW TO INVEST IN THE FUND-HOW TO BUY SHARES-INITIAL INVESTMENTS BY MAIL," ON PAGE 15 OF THE PROSPECTUS ARE HEREBY DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING:

Regular Mail:
The Japan Fund, Inc.

P.O. Box 55760
Boston, MA 02205-8005

Express, registered or certified mail:
The Japan Fund, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021

EFFECTIVE OCTOBER 8, 2007, THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER THE SECTION ENTITLED "HOW TO REDEEM SHARES-BY MAIL," ON PAGE 16 OF THE PROSPECTUS IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

Requests should be addressed to The Japan Fund, Inc., P.O. Box 55760, Boston, MA 02205-8005.

EFFECTIVE OCTOBER 8, 2007, THE FIRST PARAGRAPH OF THE SECTION ENTITLED "HOW TO REDEEM SHARES-SIGNATURE GUARANTEES," ON PAGE 16 OF THE PROSPECTUS IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

To protect you and the Fund against fraud, certain redemption options will require a medallion signature guarantee. A medallion signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers participating in a Medallion Program recognized by the Securities Trading Association, but not from a notary public. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchange Medallion Program (SEMP), or the New York Stock Exchange, Inc. Medallion Program (NYSE MSP). The Transfer Agent will need written instructions signed by all registered owners, with a medallion signature guarantee for each owner, for any of the following:

EFFECTIVE OCTOBER 8, 2007, THE ADDRESS ON THE BACK COVER TO MAKE INVESTMENTS IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

To Make Investments
P.O. Box 55760
Boston, MA 02205-8005
WWW.THEJAPANFUND.COM
--------------------
1-800-53-JAPAN


SEC File Number:

The Japan Fund, Inc. 811-01090                                   JPN-SK-006-0100

                              THE JAPAN FUND, INC.

                        SUPPLEMENT DATED OCTOBER 1, 2007
                    TO THE SUPPLEMENT DATED MAY 24, 2007 AND
           STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 29, 2007

This Supplement provides new and additional information beyond that which is contained in the Supplements dated May 4, 2007 and the Prospectus and Statement of Additional Information ("SAI") dated January 29, 2007.

Please keep this Supplement and read it together with the Supplements dated May 4, 2007 and the Prospectus and SAI dated January 29, 2007.

EFFECTIVE OCTOBER 1, 2007, THERE WILL BE CHANGES TO CERTAIN SERVICE PROVIDERS FOR THE FUND:

         o State Street Bank and Trust Company ("State Street"), 2 Avenue de Lafayette, LCC0695, P.O. Box 5049, Boston, MA 02111 will replace SEI Investments Global Funds Services, the Fund's current administrator, as the administrator for the Fund.

         o State Street will replace Brown Brothers Harriman & Co., the Fund's current custodian, as the custodian for the Fund.

         o Mizuho Corporate Bank, Ltd., 6-7 Nihonbashi-Kabutocho, Chuo-Ku, Tokyo, Japan will replace Bank of Tokyo - Mitsubishi UFJ Ltd., the Fund's current sub-custodian, as the sub-custodian for the Fund.

         o Foreside Fund Services, LLC, Two Portland Square, Portland, ME 04101 will replace SEI Investments Distribution Co., the Fund's current distributor, as the distributor for the Fund.

EFFECTIVE OCTOBER 8, 2007, THE FOLLOWING CHANGE TO THE FUND'S SERVICE PROVIDERS WILL OCCUR:

         o Boston Financial Data Services, 30 Dan Road, Canton, MA 02021 will replace Citigroup Fund Services, LLC, the Fund's current transfer agent, as the transfer agent for the Fund.

EFFECTIVE OCTOBER 1, 2007, THE FIRST SENTENCE UNDER THE SECTION ENTITLED "CODE OF ETHICS," ON PAGE 22 OF THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

FMR, FMRC, FMR U.K., FRAC, FIJ, FIIA, FIIA(U.K.)L. (the Investment Advisor and Sub-Advisors), Foreside Fund Services, LLC (the Fund's distributor), State Street Bank and Trust Company (the Fund's administrator) and the Fund have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the Fund, establish procedures for personal investing, and restrict certain transactions.

EFFECTIVE OCTOBER 1, 2007, THE FIFTH SENTENCE OF THE FIRST PARAGRAPH UNDER THE SECTION ENTITLED "PORTFOLIO HOLDINGS," ON PAGE 26 OF THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

The Board of Directors provides oversight of the Fund's, and the Advisor's, State Street Bank and Trust Company's, and the Transfer Agent's compliance with the policies and procedures adopted or approved by the Fund.

EFFECTIVE OCTOBER 1, 2007, THE THIRD SENTENCE OF THE FOURTH PARAGRAPH UNDER THE SECTION ENTITLED "PORTFOLIO HOLDINGS," ON PAGE 26 OF THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

Accordingly, the Fund, on an on-going periodic basis may disclose non-public portfolio holdings information (on a confidential basis) to the following entities or persons (with the noted frequency and, if applicable, lag time):

The Fund's Board of Directors                             (Quarterly: at least 15 days after the period)

The Fund's Advisor and Sub-Advisors                       (Daily)

The Fund's Transfer Agent                                 (Daily)

Foreside Fund Services, LLC                               (Daily)

The Fund's custodian and securities lending               (Daily)
agent, State Street Bank and Trust Company

EFFECTIVE OCTOBER 1, 2007, THE FOLLOWING PARAGRAPH IS ADDED AFTER THE FIRST PARAGRAPH OF THE SECTION ENTITLED "THE DISTRIBUTOR" ON PAGE 27 OF THE STATEMENT OF ADDITIONAL INFORMATION:

Effective September 1, 2005, the Distribution Agreement was terminated in connection with the Fund's adoption of a 12b-1 Distribution and Shareholder Servicing Plan. Effective September 1, 2005, the Fund entered into a Distribution and Shareholder Services Agreement with SIDCo. (described under "The Distribution and Shareholder Servicing Plan" on page 28 of the Statement of Additional Information). Effective October 1, 2007, Foreside Fund Services, LLC will serve as the Fund's distributor pursuant to a Distribution and Shareholder Servicing Agreement dated April 26, 2007.

EFFECTIVE OCTOBER 1, 2007, THE FOLLOWING SENTENCES ARE ADDED AFTER THE FOURTH SENTENCE OF THE FIFTH PARAGRAPH OF THE SECTION ENTITLED "THE DISTRIBUTION AND SHAREHOLDER SERVICING PLAN" ON PAGE 28 OF THE STATEMENT OF ADDITIONAL
INFORMATION:

Effective September 30, 2007, the SEI Related Agreement was terminated. Effective October 1, 2007, Foreside Fund Services, LLC and the Fund entered into a Distribution and Shareholder

Services Agreement (the "Foreside Related Agreement") wherein Foreside Fund Services, LLC became the Distributor of the Fund.

EFFECTIVE OCTOBER 8, 2007, THE FOLLOWING SENTENCE IS ADDED AFTER THE FIRST SENTENCE OF THE SECTION ENTITLED "THE TRANSFER AGENT" ON PAGE 30 OF THE STATEMENT OF ADDITIONAL INFORMATION:

Effective October 8, 2007, Boston Financial Data Services will serve as the Fund's transfer and dividend-paying agent pursuant to a Transfer Agency Agreement dated October 1, 2007.

EFFECTIVE OCTOBER 1, 2007, THE SECTION ENTITLED "THE CUSTODIAN" ON PAGE 30 OF THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

Effective October 1, 2007, State Street Bank and Trust Company will serve as the Fund's custodian pursuant to a Master Custodian and Accounting Services Agreement dated October 1, 2007. Effective October 1, 2007, Mizuho Corporate Bank, Ltd., 6-7 Nihonbashi-Kabutocho, Chuo-Ku, Tokyo, Japan will serve as the Fund's sub-custodian. The Custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund.

EFFECTIVE OCTOBER 1, 2007, THE FOLLOWING SENTENCE IS ADDED AFTER THE FIRST SENTENCE OF THE SECTION ENTITLED "THE ADMINISTRATOR-GENERAL," ON PAGE 30 OF THE STATEMENT OF ADDITIONAL INFORMATION:

Effective October 1, 2007, State Street Bank and Trust Company will serve as the successor administrator to the Fund ("Successor Administrator") pursuant to an administration agreement dated October 1, 2007 ("Successor Administration Agreement").

EFFECTIVE OCTOBER 1, 2007, THE FIRST PARAGRAPH UNDER THE SECTION ENTITLED "THE ADMINISTRATOR-ADMINISTRATION AGREEMENT WITH THE FUND," ON PAGE 30 OF THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

The Fund and the Successor Administrator have entered into the Successor Administration Agreement whereby the Successor Administrator provides, or arranges for the provision of, certain administrative and accounting services for the Fund, including maintaining the books and records of the Fund, and preparing certain reports and other documents required by federal and/or state laws and regulations.

EFFECTIVE OCTOBER 1, 2007, THE SECOND PARAGRAPH UNDER THE SECTION ENTITLED "THE ADMINISTRATOR-ADMINISTRATION AGREEMENT WITH THE FUND," ON PAGE 30-31 OF THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

The Successor Administration Agreement provides that the Successor Administrator shall not be liable for any error of judgment or mistake of law or for any loss or damage resulting from the performance or nonperformance of its duties under the Successor Administration Agreement unless directly caused by or resulting from the negligence, bad faith or willful misconduct of the Successor Administrator, its officers or employees. The Successor Administrator limits its liability to an amount related to fees payable under the Successor Administration Agreement.

EFFECTIVE OCTOBER 1, 2007, THE SECTION ENTITLED "THE
ADMINISTRATOR-ADMINISTRATION FEES PAID TO THE ADMINISTRATOR," ON PAGE 31 OF THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY MODIFIED BY ADDING THE FOLLOWING:

For its services, the Successor Administrator will receive fees calculated daily and paid monthly at an annual rate of 0.12% of average net assets with reductions as average net assets increase to certain levels and subject to certain minimum requirements. The Successor Administrator will also receive fees for certain additional services and reimbursement for out-of-pocket expenses. The Administrator or its affiliates do not pay any Fund fees, expenses or costs.

EFFECTIVE OCTOBER 1, 2007, THE SECOND SENTENCE UNDER THE SECTION ENTITLED "THE CHIEF EXECUTIVE OFFICER," ON PAGE 31 OF THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

The office of the Chief Executive Officer is located at 2 Avenue de Lafayette, LCC0695, P.O. Box 5049, Boston, MA 02111.

EFFECTIVE OCTOBER 8, 2007, THE FIRST SENTENCE UNDER THE SECTION ENTITLED "PURCHASE AND REDEMPTION OF SHARES-CHECKS," ON PAGE 32 OF THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE
FOLLOWING:

A certified check is not necessary, but checks for $50 or more are accepted subject to collection at full face value in United States funds and must be drawn on, or payable through, a United States bank.

EFFECTIVE OCTOBER 8, 2007, THE FIRST SENTENCE IN THE SECTION ENTITLED "PURCHASE AND REDEMPTION OF SHARES-SPECIAL PLAN ACCOUNTS," ON PAGE 37 OF THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE
FOLLOWING:

Detailed information on the investment plan, including applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting The Japan Fund, Inc., c/o Boston Financial Data Services, 30 Dan Road, Canton, MA 02021 or by calling toll free, 1-800-53-JAPAN, option 3.

EFFECTIVE OCTOBER 8, 2007, THE SEVENTH SENTENCE IN THE SECTION ENTITLED "PURCHASE AND REDEMPTION OF SHARES-SYSTEMATIC WITHDRAWAL PLAN," ON PAGE 37 OF THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

Requests for increases in withdrawal amounts or to change payee must be submitted in writing, signed exactly as the account is registered and contain medallion signature guarantee(s) as described under "How to Buy and Redeem-Signature Guarantees" in the Fund's prospectus.

EFFECTIVE OCTOBER 1, 2007, THE SECOND SENTENCE UNDER THE SECTION ENTITLED "DIRECTORS AND OFFICERS OF THE FUND-FUND DIRECTORS" ON PAGE 46 OF THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

Unless otherwise noted, the address for each Director is 2 Avenue de Lafayette, LCC0695, P.O. Box 5049, Boston, MA 02111.

EFFECTIVE OCTOBER 1, 2007, THE SECOND SENTENCE UNDER THE SECTION ENTITLED "DIRECTORS AND OFFICERS OF THE FUND-FUND OFFICERS" ON PAGE 47 OF THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

Unless otherwise noted, the address for each officer is 2 Avenue de Lafayette, LCC0695, P.O. Box 5049, Boston, MA 02111.

ON PAGE 48 OF THE STATEMENT OF ADDITIONAL INFORMATION, THE TEXT FOR RICHARD F. COOK IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

RICHARD F. COOK, Jr. (56)# - Chief Compliance Officer+ (since April 2007) - Officer of Foreside Fund Services, LLC (the "Distributor") from November 2005 to January 2006. Director of Foreside Compliance Services LLC an affiliate of the Distributor, since January 2006. From 2002, Founder and Managing Member of NorthLake, LLC. From 1985 to 2002, Executive Officer, Director and Shareholder of Century Capital Management, Inc. and Secretary of Century Shares Trust.

EFFECTIVE OCTOBER 1, 2007, ON PAGE 48 OF THE STATEMENT OF ADDITIONAL INFORMATION, THE TEXT FOR MICHAEL LAWSON IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

SIMON D. COLLIER (46)# - Principal Financial Officer and Treasurer+ (since October 1, 2007) - President of Foreside Financial Group LLC (financial services firm), the parent of Foreside Fund Services, LLC (the "Distributor"), 2005 to present; President, Foreside Services, Inc. (staffing services firm), an affiliate of the Distributor, 2006 to present; President of Foreside Compliance Services LLC, (financial services firm), an affiliate of the Distributor, 2006 to present; President of Foreside Management Services, LLC (financial services firm), an affiliate of the Distributor, 2006 to present; Vice President of Foreside Advisory Network (financial services firm), an affiliate of the Distributor, 2006 to present; Managing Member of SDC Foreside, LLC (consulting firm), 2005 to present; Managing Member of Cantabrian Services, LLC (consulting firm), 2005 to present; Chief Operating Officer and Managing Director, Global Fund Services, Citigroup 2003-2005; Managing Director, Global Securities Services for Investors, Citibank, N.A. 1999-2003.
_____________
+ The Fund's Chief Compliance Officer and Treasurer each also serves as an officer to other unaffiliated mutual funds or closed-end funds for which Foreside Compliance Services, LLC, Foreside Fund Services, LLC, or their affiliates act as compliance service provider distributor or provider of other services.
# The address for Richard F. Cook, Jr. is Foreside Compliance Services, LLC, Two Portland Square, 1st Floor, Portland, ME 04101, and the address for Simon D. Collier is Foreside Fund Services, LLC, Two Portland Square, 1st Floor, Portland, ME 04101.


JPN-SK-007-0100